Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Contingency [Line Items]
Income, United States	$ 3,630	$ 2,990	$ 2,534
Income, Foreign	4,650	4,773	4,599
Income from continuing operations before income taxes	8,280	7,763	7,133
Undistributed Earnings of Foreign Subsidiaries	18,000
Current Tax Provision, Federal	442	1,577	30
Current Tax Provision, State	211	64	(21)
Current Tax Provision, Foreign	1,238	1,140	1,290
Current Income Tax Expense Benefit	1,891	2,781	1,299
Future Tax Provision, Federal	57	(27)	318
Future Tax Provision, State	62	84	134
Future Tax Provision, Foreign	616	5	(54)
Deferred income tax provision	735	62	398
Income tax expense	2,626	2,843	1,697
Attributable to items credited (charged) to equity and goodwill	$ 501	$ (128)	$ (299)
Statutory U.S. federal income tax rate	21.00%	35.00%	35.00%
Tax on international activities	0.90%	(6.40%)	(8.10%)
Tax audit settlements	0.00%	(0.70%)	(2.90%)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	9.00%	8.90%	0.00%
Other	0.80%	(0.20%)	(0.20%)
Effective income tax rate	31.70%	36.60%	23.80%
2011 - 2012 Tax Years [Member]
Income Tax Contingency [Line Items]
Tax Adjustments Settlements And Unusual Provisions			$ 206
French Tax Law Change [Member]
Income Tax Contingency [Line Items]
Income Tax Credits and Adjustments		$ 48	$ 25
Tax Year 2016 [Member]
Income Tax Contingency [Line Items]
Tax Adjustments Settlements And Unusual Provisions		55
US TCJA Tax Law Change [Member]
Income Tax Contingency [Line Items]
Tax Adjustments Settlements And Unusual Provisions	$ 744	$ 690